FINANCIAL INSTRUMENTS - Cash and Equivalents (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	$ 4,440	$ 5,280	$ 5,188
Financial assets at amortised cost, category [member]
Disclosure of detailed information about financial instruments [line items]
Cash deposits	2,994	3,691
Term deposits	1,443	1,582
Money market investments	3	7
Cash and cash equivalents	4,440	5,280
Financial assets at amortised cost, category [member] | Cash held in subsidiaries with restrictions
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	$ 0	$ 0